Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,350,000
Previously Paid Amount
Total Fee Amount	2,196.99
Total Offset Amount
Net Fee	$ 2,196.99